Note 5 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant, and equipment, gross	$ 2,419	$ 1,741
Less: accumulated depreciation	(551)	(319)
Property and equipment, net	1,868	1,422
Office Equipment [Member]
Property, plant, and equipment, gross	549	350
Laboratory Equipment [Member]
Property, plant, and equipment, gross	1,499	1,009
Automobiles [Member]
Property, plant, and equipment, gross	99	108
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 272	$ 274